Stockholders' equity - Preferred stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 24, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders Equity Note
Stockholders equity		$ 6,016,779	$ 5,435,057	$ 5,103,905	$ 5,197,957
Preferred stock, shares authorized		30,000,000	30,000,000
Dividends, Preferred Stock, Cash		$ 3,723	$ 3,723	3,723
Preferred stock, shares outstanding		2,006,391	2,006,391
Preferred Stock
Stockholders Equity Note
Stockholders equity		$ 50,160	$ 50,160	50,160	$ 50,160
Preferred Stock | 2003 Series A Preferred Stock
Stockholders Equity Note
Preferred stock redemption price per share		$ 25.00
Preferred stock liquidation preference		25
Preferred stock dividends per share cash paid		$ 0.1328125
Preferred stock dividend rate percentage		6.375%
Dividends, Preferred Stock, Cash		$ 1,400	$ 1,400	$ 1,400
Preferred stock, shares outstanding		885,726	885,726	885,726
Preferred Stock | 2008 Series B Preferred Stock
Stockholders Equity Note
Preferred stock liquidation preference		$ 25
Preferred stock dividends per share cash paid		$ 0.171875
Preferred stock dividend rate percentage		8.25%
Dividends, Preferred Stock, Cash		$ 2,300	$ 2,300	$ 2,300
Preferred stock, shares outstanding		1,120,665	1,120,665	1,120,665
Preferred Stock | 2008 Series B Preferred Stock | Subsequent event
Stockholders Equity Note
Preferred stock redemption price per share	$ 25.00
Accrued and unpaid dividends on each share	0.1375
Dividends perferred stock per share	$ 25.1375